Note 10 - Retirement Plans - Plan Assets (Details)	Mar. 31, 2024	Mar. 31, 2023
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Defined Benefit Plan, Equity Securities [Member]
Target Allocation	16.00%
Percentage of Plan Assets	15.00%	13.00%
Defined Benefit Plan, Debt Security [Member]
Target Allocation	80.00%
Percentage of Plan Assets	80.00%	75.00%
Employee Benefit Plan, Real Estate [Member]
Target Allocation	2.00%
Percentage of Plan Assets	2.00%	8.00%
Defined Benefit Plan, Cash [Member]
Target Allocation	1.00%
Percentage of Plan Assets	1.00%	1.00%
Defined Benefit Plan, Other [Member]
Target Allocation	1.00%
Percentage of Plan Assets	2.00%	3.00%